Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Operating revenues	$ 5,861	$ 5,698	$ 11,711	$ 11,404
Operating costs	(3,271)	(3,222)	(6,537)	(6,499)
Severance, acquisition and other costs	(40)	(7)	(53)	(96)
Depreciation	(933)	(905)	(1,824)	(1,800)
Amortization	(266)	(248)	(526)	(486)
Finance costs
Interest expense	(269)	(268)	(529)	(535)
Net return (interest) on post-employment benefit plans	7	(5)	25	(10)
Impairment of assets	(106)	(164)	(108)	(167)
Other (expense) income	(97)	91	(4)	99
Income taxes	(232)	(236)	(567)	(489)
Net earnings	654	734	1,588	1,421
Net earnings attributable to:
Common shareholders	596	685	1,473	1,327
Preferred shareholders	35	32	69	64
Non-controlling interest	$ 23	$ 17	$ 46	$ 30
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in CAD per share)	$ 0.66	$ 0.76	$ 1.62	$ 1.47
Net earnings per common share - diluted (in CAD per share)	$ 0.66	$ 0.76	$ 1.62	$ 1.47
Weighted average number of common shares outstanding - basic (millions) (in shares)	911.9	905.0	911.0	904.7